Credit card receivables (Details 1) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 585,568	$ 147,243
Total	$ 9,266,225	$ 5,162,153
Total %	100.00%	100.00%
Installments Not Overdue Due [Member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 8,464,436	$ 4,885,023
Total not overdue %	91.30%	94.60%
Installments Not Overdue Due [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 4,036,414	$ 2,401,149
Total not overdue %	43.60%	46.50%
Installments Not Overdue Due [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 1,604,056	$ 904,864
Total not overdue %	17.30%	17.50%
Installments Not Overdue Due [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 2,823,966	$ 1,579,010
Total not overdue %	30.50%	30.60%
Installments Overdue [Member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 801,789	$ 277,130
Total not overdue %	8.70%	5.40%
Installments Overdue [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 237,531	$ 77,527
Total not overdue %	2.60%	1.50%
Installments Overdue [Member] | Later than one year [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 91,604	$ 34,476
Total not overdue %	1.00%	0.70%
Installments Overdue [Member] | Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 74,917	$ 26,747
Total not overdue %	0.80%	0.50%
Installments Overdue [Member] | Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total not overdue installments	$ 397,737	$ 138,380
Total not overdue %	4.30%	2.70%